BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Jan. 19, 2011	Mar. 18, 2003
Business, Basis of Presentation and Significant Accounting Policies
Percent of post-acquisition outstanding common stock of DML received by shareholders of El Capitan Delaware (in Percent)				85.00%
Percent of outstanding common stock of El Capitan Delaware owned by the Company (in Percent)	100.00%	100.00%
Prior to Jan. 19, 2011, percent of outstanding common stock of El Capitan, Ltd. owned by El Capitan Delaware (in Percent)			40.00%
Percent of outstanding common stock of El Capitan Ltd. acquired by the Company pursuant to the G&M merger (in Percent)			60.00%
Pursuant to merger, each share of G&M common and preferred stock outstanding was exchanged for approximately the number of shares of common stock of the Company (Per Share)			$ 1.414156
Aggregate number of shares of the Company's common stock issued to former G&M stockholders			148,127,043
Restricted cash consists of two certificates of deposits in favor of New Mexico Minerals and Mining Division	$ 74,504
Restricted cash amount increased with the issuance of the expanded mining permit during the period	59,495
Exploration property acquisition costs, capitalized	1,864,608
Antidilutive options were excluded	11,137,500	$ 10,387,500
Antidilutive warrants were excluded	5,332,773	4,861,344
Recognized stock-based administrative compensation aggregating	31,206	525,703
Stock-based compensation paid to non -employee consultants aggregating	1,884,102	237,550
Gain on settlement of accounts payable	$ 0	$ 53,252